Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets
Cash		$ 43,704
Accounts receivable	3,605,076	426,761	111,476
Prepaid and other		935,845	76,686
Prepaid stock compensation	823,261	893,240
Inventory			4,245
Other current assets	245,234	42,605
Deposits			32,116
Total Current Assets	4,673,570	1,406,310	224,523
Property and equipment	903,625	138,551	39,815
Prepaid and other		1,176,120	2,665
Prepaid stock compensation	41,728	1,088,131
Other assets	98,445	87,989
Total Assets	5,717,368	2,720,981	267,003
Current Liabilities:
Accounts payable and accrued liabilites	4,695,399	3,155,701
Cash overdraft	27,008		17,841
Accounts payable		2,654,989	765,536
Accrued liabilities		500,712	161,410
Deferred revenue	54,260	75,733	15,018
Due to factor		71,783
Due to related parties			27,929
Debt	1,023,441	289,488	459,864
Derivative liabilities	4,265,953	622,944
Total Current Liabilities	10,066,061	4,215,649	1,447,598
Long Term Liabilities:
Debt	792,941	250,000
Total Liabilities	10,859,002	4,465,649	1,447,598
Stockholders' Deficit
Series A, Convertible Preferred Stock
Common Stock	354,374	118,649	26,000
Additional paid-in capital	28,711,667	20,012,122	1,099,508
Accumulated deficit	(34,207,675)	(21,875,438)	(2,306,101)
Total Stockholders' Deficit	(5,141,634)	(1,744,667)	(1,180,594)
Total Liabilities and Stockholders' Deficit	$ 5,717,368	$ 2,720,981	$ 267,003